Statements of Operations (USD $)	3 Months Ended		98 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
REVENUE
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Salaries	34,500	34,500	456,257
Depreciation and Amortization	385	279	2,494
Mineral Property Expenditures	131,907	170,420	496,018
Legal and professional fees	210,755	32,830	1,194,256
Marketing and Advertising	68,514	1,160	222,944
Insurance	5,581	3,953	44,791
Dues and Subscriptions	2,544	2,352	29,674
Taxes	0	725	725
Other general and administrative	23,156	9,609	105,051
Total operating expenses	477,342	255,828	2,552,210
(Loss) from operations	(477,342)	(255,828)	(2,552,210)
Other income (expense):
Currency losses	0	0	(10,762)
Interest (expense) (restated)	(167,992)	0	(290,102)
(Loss) before taxes	(645,334)	(255,828)	(2,853,074)
Provision (credit) for taxes on income	0	0	0
Net (loss)	$ (645,334)	$ (255,828)	$ (2,853,074)
Basic earnings (loss) per common share	$ (0.0084)	$ (0.0038)
Weighted average number of shares outstanding	77,086,317	67,685,664